Equity (Narrative) (Details) - USD ($)			1 Months Ended		12 Months Ended
	Apr. 22, 2024	Nov. 08, 2023	Mar. 31, 2025	Apr. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share capital [Line items]
Percentage of number of shares repurchase		10.00%
Maximum shares can buyback		5,611,797
Treasury Stock Purchased, Shares	4,369,181			4,500,000	0	0	3,073,588
Purchase of treasury shares	$ 43,691,810						$ 31,239,000
Purchase price per share	$ 10
Realized gain on commodity risk management contracts					$ 13,794,000
Realized loss on energy cost risk management contracts					$ 1,225,000
Non Executive Directors [Member] | Share Capital [Member].
Disclosure Of Share capital [Line items]
Number of shares issued during the period					147,672	121,694	99,590
Non Executive Directors [Member] | Share Premium [Member]
Disclosure Of Share capital [Line items]
Share premium, common shares issued to Non-Executive Directors					$ 1,114,000	$ 1,114,000	$ 1,133,000
Chief executive officer
Disclosure Of Share capital [Line items]
Number of shares issued during the period			168,684			86,602	246,110
Share Premium, Common Shares Issued To Former Chief Executive Officer			$ 2,896,000			$ 2,039,000	$ 1,505,000
Other equity incentive plans
Disclosure Of Share capital [Line items]
Number of shares issued during the period					143,555	80,652	82,472
Other equity incentive plans | Former Chief Executive Officer [Member]
Disclosure Of Share capital [Line items]
Share Premium, Common Shares Issued To Former Chief Executive Officer					$ 1,956,000	$ 3,003,000	$ 281,000